Revenue - Contract assets and liabilities (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Contract assets
Contract with customer, asset	$ 21,212	$ 21,403
Contract liabilities
Current contract liabilities	4,220	4,220
Non current contract liabilities	4,222	6,276
Total contract liabilities	(8,442)	(10,496)		$ (62,416)
Deferral of revenue	0	(2,325)
Recognition of unearned revenue	2,054	44,104
Recognition of deferred revenue	$ 0	10,141
Gandria
Contract liabilities
Deposit liability, current		2,300
Liquefaction services revenue | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-07-01
Contract liabilities
Reaming contract term (in years)	2 years
Hilli | Deferred Revenue
Contract liabilities
Total contract liabilities	$ (8,400)	$ (10,500)
Hilli | Underutilization Liability
Contract liabilities
Non current contract liabilities				$ 35,800
Golar Artic | Advance Payment Liability
Contract liabilities
Non current contract liabilities			$ 7,800